UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/99

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WesBanco Bank Fairmont
Address:  P. O. Box 1152
          Fairmont, WV  26555-1152


13F File Number:   1009287

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Cynthia M. Perring
Title:  Assistant Vice President & Senior Trust Officer
Phone:  (304) 234-9422
Signature, Place, and Date of Signing:  City of Wheeling
                                        State of West Virginia
                                        On the 11th day of May, 1999


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:       49

Form 13F Information Table Entry Total:        $34,966



List of Other Included Managers:

NONE

                                                                FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER         VOTING AUTHORITY
          NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------  -------- ------- ----------- ------- --------- ------
D A T & T                        COM              001957109      633     8170 SH       SOLE                   7670              500
D ALLEGHENY ENERGY               COM              017361106      519    17272 SH       SOLE                  17272
D ALLIED-SIGNAL INC.             COM              019512102      634    12150 SH       SOLE                  12150
D AMERICAN HOME PRODUCTS COMMON  COM              026609107      549     8196 SH       SOLE                   8196
D AMERICAN INTERNATIONAL GROUP,  COM              026874107      448     3541 SH       SOLE                   3541
D ATLANTIC RICHFIELD COMMON      COM              048825103       44      600 SH       SOLE                    600
D ATLANTIC RICHFIELD COMMON      COM              048825103      280     3800 SH       DEFINED                3800
D BELL ATLANTIC CORP             COM              077853109      459     8852 SH       SOLE                   8852
D BELL SOUTH CORP                COM              079860102      900    21438 SH       SOLE                  21438
D BRISTOL-MYERS SQUIBB COMPANY   COM              110122108      436     6700 SH       SOLE                   6700
D BURLINGTON RESOURCES           COM              122014103      331     8122 SH       SOLE                   8122
D CSX CORP, COMMON               COM              126408103      211     5390 SH       SOLE                   5390
D CSX CORP, COMMON               COM              126408103      152     3876 SH       DEFINED                3876
D CISCO SYSTEMS                  COM              17275R102      987     8624 SH       SOLE                   8474              150
D CITIGROUP INC                  COM              172967101      294     4419 SH       SOLE                   4419
D CONAGRA                        COM              205887102      224     9000 SH       SOLE                   9000
D DUPONT E I DENEMOURS & CO COMM COM              263534109     3164    53226 SH       SOLE                  52826              400
D EATON CORP COMMON              COM              278058102      270     3600 SH       DEFINED                3600
D ENRON OIL & GAS                COM              293562104      206    12225 SH       SOLE                  12225
D EXXON CORPORATION COMMON       COM              302290101     1093    15146 SH       SOLE                  14896              250
D FEDERAL NATIONAL MORTGAGE      COM              313586109      225     3200 SH       SOLE                   3200
D FIRST DATA CORP                COM              319963104      502    11450 SH       SOLE                  11450
D FREEPORT MCMORAN COPPER & GOLD COM              35671D857      103    10201 SH       DEFINED               10201
D G T E CORP COM.                COM              362320103      384     6375 SH       SOLE                   6375
D GENERAL ELECTRIC CO COMMON     COM              369604103     1884    16432 SH       SOLE                  15882              550
D GENERAL ELECTRIC CO COMMON     COM              369604103       46      400 SH       DEFINED                 400
D GILLETTE CO COMMON             COM              375766102      358     6200 SH       SOLE                   6200
D HEWLETT-PACKARD CO             COM              428236103      429     6000 SH       SOLE                   6000
D HONEYWELL                      COM              438506107      419     5200 SH       SOLE                   5200
D HUNTINGTON BANKSHARES          COM              446150104      766    23325 SH       SOLE                  22313             1012
D INTERNATIONAL BUSINESS MACHINE COM              459200101     1765     9594 SH       SOLE                   9594
D JOHNSON AND JOHNSON COMMON     COM              478160104      327     3450 SH       SOLE                   3000              450
D LUCENT TECHNOLOGIES            COM              549463107      875    14846 SH       SOLE                  14434              412
D MCDONALDS CORP                 COM              580135101      692    14920 SH       SOLE                  14920
D MERCK AND COMPANY COMMON       COM              589331107      602     7700 SH       SOLE                   7700
D MICROSOFT CORP                 COM              594918104      266     2800 SH       SOLE                   2800
D MOBIL CORPORATION COMMON       COM              607059102      363     3992 SH       SOLE                   3992
D MOBIL CORPORATION COMMON       COM              607059102      314     3456 SH       DEFINED                3456
D ONE VALLEY BANCORP INC.        COM              682419106      307     9044 SH       SOLE                   9044
D PHILLIPS PETROLEUM CO COMMON   COM              718507106      382     8000 SH       SOLE                   8000
D PRIDE INTERNATIONAL            COM              741932107      101    12400 SH       SOLE                  12400
D PROCTER AND GAMBLE CO.         COM              742718109      968     9600 SH       SOLE                   9600
D RAYTHEON CO CL B               COM              755111408      245     4000 SH       SOLE                   4000
D SBC COMMUNICATIONS INC.        COM              78387G103      422     8300 SH       SOLE                   8300
D SCIENTIFIC ATLANTA             COM              808655104      242     9000 SH       SOLE                   9000
D TELLABS                        COM              879664100      238     2300 SH       SOLE                   2300
D TEXAS INSTRUMENTS INC COMMON   COM              882508104      665     6000 SH       SOLE                   6000
D WESBANCO INCORPORATED COMMON   COM              950810101     8580   295848 SH       SOLE                 267005            28843
D THE WILLIAMS COMPANIES INC     COM              969457100      662    16806 SH       SOLE                  16806
